UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ X ]; Amendment Number:  _1__
  This Amendment (Check only one.):[  ] is a restatement.
                                   [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AXA
Address:   25, avenue Matignon
           75008 Paris France

13F File Number:  28-3570

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alvin H. Fenichel
Title:  Attorney-in-Fact
Phone:  (212) 314-4094

Signature, Place, and Date of Signing:


 /s/ Alvin H. Fenichel        New York, NY                  March 11, 2008
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

(Please direct all questions to Dean Dubovy,     (212) 314-5528

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     9

Form 13F Information Table Entry Total:            8,161

Form 13F Information Table Value Total:     $351,095,520 (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 01  ALLIANCEBERNSTEIN L.P. (28-10562)
 02  AXA ASSURANCES I.A.R.D. MUTUELLE (28-3636) and AXA ASSURANCES VIE
         MUTUELLE (28-3638)(collectively, the "Mutuelles AXA"), as a group 03 AXA FINANCIAL, INC. (28-3344)
 04  AXA ROSENBERG INVESTMENT MANAGEMENT LLC  (28-1734)
 05  AXA EQUITABLE LIFE INSURANCE COMPANY (formerly known as The Equitable
          Life Assurance Society of the United States) (28-42)
 09  MONY LIFE INSURANCE COMPANY
 10  WINTERTHUR SWISS INSURANCE CO (28-11359)and WINTERTHUR LIFE (28-11360)


On December 2, 2005, Boston Advisors, Inc. (13F File No. 28-7196), Advest, Inc. (13F File No. 28-4159), and Independent Portfolio Consultants (13F File No. 28-11449) were sold to Merrill Lynch. Information on 13F securities held by these companies appears in AXA's Forms 13F-HR for the periods ending from September 30, 2004 through and including September 30, 2005.



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
FORM 13F INFORMATION TABLE
            ITEM 1             ITEM 2  ITEM 3    ITEM 4    ITEM 5         ITEM 6         ITEM 7                  ITEM 8

                               TITLE              FAIR   SHARES OR INVESTMENT DISCRETION                VOTING AUTHORITY (SHARES)
                                 OF    CUSIP     MARKET  PRINCIPAL   (A)    (B)    (C)                  (A)        (B)       (C)
        Name of Issuer         CLASS   NUMBER     VALUE    AMOUNT   SOLE DEFINED OTHER     Managers     SOLE      SHARED     NONE
iShares MSCI Australia Index Fu MSC  464286103      60.54      2130          X            05 02 03       2130         0         0
iShares MSCI Canada Index Fund  MSC  464286509    1059.43     35480          X            05 02 03      35480         0         0
iShares MSCI Pacific ex-Japan I MSC  464286665    8269.93     56450          X            05 02 03      56450         0         0
iShares MSCI Singapore Index Fu MSC  464286673    1779.47    130460          X            05 02 03     130460         0         0
iShares MSCI United Kingdom Ind MSC  464286699     247.84      9700          X            05 02 03       9700         0         0
iShares MSCI France Index Fund  MSC  464286707     126.30      3290          X            05 02 03       3290         0         0
iShares MSCI Spain Index Fund   MSC  464286764      56.98       980          X            05 02 03        980         0         0
iShares MSCI Germany Index Fund MSC  464286806     129.09      3900          X            05 02 03       3900         0         0
iShares MSCI Japan Index Fund   MSC  464286848   14744.92   1016190          X            05 02 03    1016190         0         0
iShares MSCI Hong Kong Index Fu MSC  464286871    1763.61    103620          X            05 02 03     103620         0         0
iShares S&P 100 Index Fund      S&P  464287101    3700.14     53447          X            05 02 03      53447         0         0
iShares Morningstar Large Core  LRG  464287127    8935.16    112576          X            05 02 03     112576         0         0
iShares NYSE 100 Index Fund     NYS  464287135    6345.34     80822          X            05 02 03      80822         0         0
iShares FTSE/Xinhua China 25 In FTS  464287184    3298.56     25600          X            05 02 03      25600         0         0
iShares S&P 500 Index Fund      S&P  464287200   12564.58     83480          X            05 02 03      83480         0         0
iShares MSCI Emerging Markets I MSC  464287234    9066.74     68870          X            05 02 03      68870         0         0
iShares S&P 500 Growth Index Fu S&P  464287309   33512.89    487886          X            05 02 03     487886         0         0
iShares S&P Latin America 40 In S&P  464287390    3820.54     17920          X            05 02 03      17920         0         0
iShares S&P 500 Value Index Fun S&P  464287408    4284.60     52488          X            05 02 03      52488         0         0
iShares MSCI EAFE Index Fund    MSC  464287465   47711.65    590710          X            05 02 03     590710         0         0
iShares Russell Midcap Value In RUS  464287473   86249.50    547755          X            05 02 03     547755         0         0
iShares Russell Midcap Growth I RUS  464287481    5198.51     45637          X            05 02 03      45637         0         0
iShares Russell Midcap Index Fu RUS  464287499   20583.08    189009          X            05 02 03     189009         0         0
iShares S&P MidCap 400 Index Fu S&P  464287507   15633.37    175105          X            05 02 03     175105         0         0
iShares Russell 1000 Value Inde RUS  464287598    6573.68     75786          X            05 02 03      75786         0         0
iShares S&P MidCap 400 Growth I S&P  464287606    3144.71     34984          X            05 02 03      34984         0         0
iShares Russell 1000 Growth Ind RUS  464287614   30578.83    516447          X            05 02 03     516447         0         0
iShares Russell 1000 Index Fund RUS  464287622   10207.80    125019          X            05 02 03     125019         0         0
iShares S&P MidCap 400/BARRA Va S&P  464287705   30873.17    356462          X            05 02 03     356462         0         0
iShares S&P Europe 350 Index Fu S&P  464287861   67874.36    580470          X            05 02 03     580470         0         0
iShares Morningstar Large Value LAR  464288109     768.07      8787          X            05 02 03       8787         0         0
iShares Morningstar Mid Core In MID  464288208   10448.12    115296          X            05 02 03     115296         0         0
iShares Morningstar Mid Value I MID  464288406   30095.31    327907          X            05 02 03     327907         0         0
iShares MSCI EAFE Value Index F MSC  464288877   20786.61    265440          X            05 02 03     265440         0         0
iShares MSCI EAFE Growth Index  MSC  464288885    3706.98     48950          X            05 02 03      48950         0         0

GRAND TOTAL                                     504200.41

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